Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017 [1]
Assets
Cash	$ 20,439	$ 40,560
Loans receivable (Note 4)	86,347	73,460
Prepaid expenses, deposits and other assets	3,501	1,827
Deferred cost (Note 6)	273	410
Investment tax credits		343
Property and equipment (Note 7)	3,016	3,206
Intangible assets (Note 8)	18,658	14,897
Total assets	132,234	134,703
Liabilities
Accounts payable and accruals	9,651	7,468
Other liabilities	973	1,089
Credit facilities (Note 9)	75,934	57,110
Debentures (Note 10)	41,625	39,680
Convertible debentures (Note 11)	11,781	12,864
Derivative financial liability (Note 18d)	964	2,697
Total liabilities	140,928	120,908
Shareholders’ Equity (Deficit)
Share capital (Note 18a)	75,045	71,389
Contributed surplus	7,045	6,033
Deficit	(90,784)	(63,627)
Total Shareholders' Equity	(8,694)	13,795
Total Liabilities and Shareholders' Equity	$ 132,234	$ 134,703

[1]	(1)The consolidated statement of financial position as at December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.